4. Financing Receivables (Details-commercial loans) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Beginning balance	$ 3,604	$ 4,580
Additions	3,331	355
Payoffs/Sales	(2,992)	(1,547)
Change in builder deposit	(36)	0
New loan fees	(121)	0
Earned loan fee	259	216
Ending balance	$ 4,045	$ 3,604